Stock-Based Compensation (Details) - Schedule of Stock Option Activity - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stock Option Activity [Abstract]
Number of Options, Outstanding Balance	$ 43,000	$ 43,000
Weighted- Average Exercise Price, Outstanding Balance	$ 2.98	$ 2.98
Number of Options, Granted (in Shares)			43,000
Weighted- Average Exercise Price, Granted			$ 2.98
Weighted- Average Remaining Contractual Term (Years), Granted
Aggregate Intrinsic Value, Granted
Number of Options, Exercised (in Shares)
Weighted- Average Exercise Price, Exercised
Weighted- Average Remaining Contractual Term (Years), Exercised
Aggregate Intrinsic Value, Exercised (in Dollars)
Number of Options, Expired or Forfeited (in Shares)	3,000
Weighted- Average Exercise Price, Expired or Forfeited
Weighted- Average Remaining Contractual Term (Years), Expired or Forfeited
Aggregate Intrinsic Value, Expired or Forfeited
Number of Options, Outstanding Balance		43,000	43,000
Weighted- Average Exercise Price, Outstanding Balance	$ 2.98	$ 2.98	$ 2.98
Weighted- Average Remaining Contractual Term (Years), Outstanding Balance	8 years 2 months 12 days	8 years 10 months 24 days	9 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding Balance (in Dollars)	$ 28	$ 15	$ 15
Number of Options, Exercisable (in Shares)	40,000	43,000
Weighted- Average Exercise Price, Exercisable	$ 2.98	$ 2.98
Weighted- Average Remaining Contractual Term (Years), Exercisable	8 years 2 months 12 days	8 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable (in Dollars)	$ 28	$ 15